Average Annual Total Returns - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - Fidelity California Limited Term Tax-Free Bond Fund	Apr. 29, 2024
Fidelity California Limited Term Tax-Free Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.51%
Past 5 years	1.22%
Past 10 years	1.41%
Fidelity California Limited Term Tax-Free Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.51%
Past 5 years	1.21%
Past 10 years	1.40%
Fidelity California Limited Term Tax-Free Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.77%
Past 5 years	1.29%
Past 10 years	1.46%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB286
Average Annual Return:
Past 1 year	3.67%
Past 5 years	1.37%
Past 10 years	1.44%